22. Segment information (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplier A
Supplier accounting for more than 5% of Group's purchases	63%	39%	33%
Supplier B
Supplier accounting for more than 5% of Group's purchases	7%	11%	11%
Supplier C
Supplier accounting for more than 5% of Group's purchases	5%	6%	6%
Supplier D
Supplier accounting for more than 5% of Group's purchases	5%	5%	6%